Discontinued operations and assets held for sale - Net cash flows associated with discontinued operations (Details) - USD ($) $ in Thousands	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Discontinued operations and assets held for sale
Net cash (used)/generated in/from operating activities	$ 117	$ (2,232)
Net cash flows for the period	$ 117	$ (2,232)